TRADE AND OTHER RECEIVABLES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Trade and other receivables [abstract]
Receivables from contracts with customers, balance			$ 82,071	$ 82,071
Fair values of collateral		$ 1,339
Impairment loss		$ 30
Fair values of collateral auctioned					$ 1,060
Net amount owed by customer					1,242
Allowance					$ 111
Additional loss due to sale of asset pledged as collateral	$ 182